Group balance sheet - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Intangible assets	£ 14,393	£ 14,455	£ 14,455	£ 15,037
Property, plant and equipment	17,835	17,000	17,000	16,498
Derivative financial instruments	1,481		1,312	1,818
Investments	13,519		13,354	11,606
Associates and joint ventures	47		38	31
Trade and other receivables	445	431	317	360
Contract assets	249	198
Deferred tax assets	1,347	1,326	1,326	1,717
Non current assets	49,316	48,114	47,802	47,067
Current assets
Programme rights	310		272	264
Inventories	369		239	227
Trade and other receivables	3,238	3,692	4,029	3,860
Contract assets	1,353	1,417
Assets held for sale	89
Current tax receivable	110		77	73
Derivative financial instruments	111		197	428
Investments	3,486		3,224	1,740
Cash and cash equivalents	1,664	521	521	526
Current assets	10,730	9,639	8,559	7,118
Current liabilities
Loans and other borrowings	3,140	2,298	2,298	2,791
Derivative financial instruments	48		50	34
Trade and other payables	5,827	5,781	7,190	7,476
Contract liabilities	1,225	1,406
Current tax liabilities	15	331	83	197
Provisions	424		603	625
Current liabilities	10,679	10,469	10,224	11,123
Total assets less current liabilities	49,367	47,284	46,137	43,062
Non-current liabilities
Loans and other borrowings	15,837	13,038	13,038	11,105
Derivative financial instruments	892		787	869
Contract liabilities	200	87
Retirement benefit obligations	7,182	6,847	6,847	9,088
Other payables	1,479		1,326	1,298
Deferred tax liabilities	1,407		1,340	1,240
Provisions	582		452	536
Non current liabilities	27,579	23,877	23,790	24,136
Equity
Ordinary shares	2,172	2,172	2,172	2,172
Share premium	8,000		8,000	8,000
Other reserves	1,425		1,241	1,591
Retained earnings	10,191	11,994	10,934	7,163
Total shareholders equity	21,788	23,407	22,347	18,926	£ 21,325
Total equity and Liabilities	£ 49,367	£ 47,284	£ 46,137	£ 43,062